Interest income and similar income (Tables)	12 Months Ended
Dec. 31, 2017
Interest income and similar income
Schedule of the main interest income and similar income items

	2015	2016	2017

Cash and balances with the Central Bank	1,102	1,418	2,081
Loans and advances to credit institutions	2,102	2,832	4,804
Loans and advances to customers	50,227	59,264	72,263
Debt instruments	10,513	13,149	16,791
Hedging derivatives	237	703	1,895
Other interest income	49	87	168
	64,230	77,453	98,002